Offerings	Mar. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2024 Stock Option and Incentive Plan Common Stock, $0.001 par value per share
Amount Registered | shares	2,240,313
Proposed Maximum Offering Price per Unit	27.90
Maximum Aggregate Offering Price	$ 62,504,732.70
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,631.91
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (this "Registration Statement") shall also cover any additional shares of common stock, $0.001 par value per share ("common stock"), of Septerna, Inc. (the "Registrant"), which become issuable under the Septerna, Inc. 2024 Stock Option and Incentive Plan (the "2024 Plan"), the Septerna, Inc. 2024 Employee Stock Purchase Plan (the "2024 ESPP") or the Septerna, Inc. 2026 Inducement Plan (the "Inducement Plan") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of common stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. (2) Represents an automatic increase of 2,240,313 shares of common stock to the number of shares available for issuance under the 2024 Plan, effective as of January 1, 2026. Shares available for issuance under the 2024 Plan were previously registered on registration statements on Form S-8 (File No. 333-282837 and File No. 333-286152) filed with the Securities and Exchange Commission (the "SEC") on October 25, 2024 and March 27, 2025, respectively. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h)(1) of the Securities Act, and based on $27.90, the average of the high and low sale prices of common stock as reported on the Nasdaq Global Market on March 3, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2024 Employee Stock Purchase Plan Common Stock, $0.001 par value per share
Amount Registered | shares	369,402
Proposed Maximum Offering Price per Unit	23.72
Maximum Aggregate Offering Price	$ 8,762,215.45
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,210.07
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (this "Registration Statement") shall also cover any additional shares of common stock, $0.001 par value per share ("common stock"), of Septerna, Inc. (the "Registrant"), which become issuable under the Septerna, Inc. 2024 Stock Option and Incentive Plan (the "2024 Plan"), the Septerna, Inc. 2024 Employee Stock Purchase Plan (the "2024 ESPP") or the Septerna, Inc. 2026 Inducement Plan (the "Inducement Plan") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of common stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. (4) Represents an automatic increase of 369,402 shares of common stock to the number of shares available for issuance under the 2024 ESPP, effective as of January 1, 2026. Shares available for issuance under the 2024 ESPP were previously registered on a registration statement on Form S-8 (File No. 333-282837) filed with the SEC on October 25, 2024. (5) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h)(1) of the Securities Act, and based on 85% of $27.90, the average of the high and low sale prices of common stock as reported on the Nasdaq Global Market on March 3, 2026. Pursuant to the 2024 ESPP, the purchase price of the shares of common stock reserved for issuance thereunder will be 85% of the fair market value of a share of common stock on the first trading day of the applicable offering period or on the exercise date of the applicable offering period, whichever is less.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2026 Inducement Plan Common Stock, $0.001 par value per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	27.90
Maximum Aggregate Offering Price	$ 13,950,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,926.50
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (this "Registration Statement") shall also cover any additional shares of common stock, $0.001 par value per share ("common stock"), of Septerna, Inc. (the "Registrant"), which become issuable under the Septerna, Inc. 2024 Stock Option and Incentive Plan (the "2024 Plan"), the Septerna, Inc. 2024 Employee Stock Purchase Plan (the "2024 ESPP") or the Septerna, Inc. 2026 Inducement Plan (the "Inducement Plan") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of common stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. (6) Represents 500,000 shares of common stock reserved for issuance under the Inducement Plan, effective as of February 5, 2026. (7) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h)(1) of the Securities Act, and based on $27.90, the average of the high and low sale prices of common stock as reported on the Nasdaq Global Market on March 3, 2026.